Trade receivables, reseller financing and other receivables - Summary of Movements in the Allowance for Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Begining balance	R$ 468,850	R$ 496,040	R$ 559,633
Additions	146,622	143,562	189,815
Reversal	(122,675)	(136,198)	(183,080)
Write-offs	(20,203)	(34,554)	(70,328)
Ending balance	472,594	468,850	496,040
Trade receivables [member]
Disclosure of financial assets [line items]
Begining balance	334,467	322,753	374,355
Additions	114,691	115,090	143,828
Reversal	(85,549)	(76,762)	(130,385)
Write-offs	(17,874)	(26,614)	(65,045)
Ending balance	345,735	334,467	322,753
Reseller Financing - Ipiranga [member]
Disclosure of financial assets [line items]
Begining balance	134,383	173,287	185,278
Additions	31,931	28,472	45,987
Reversal	(37,126)	(59,436)	(52,695)
Write-offs	(2,329)	(7,940)	(5,283)
Ending balance	R$ 126,859	R$ 134,383	R$ 173,287